Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense Benefit

Income tax (benefit) expense consists of:

	December 31, 2025	December 31, 2024
Federal current tax expense	$—	$—
State current tax expense	1,472	7,400
Total current tax expense	1,472	7,400

Federal deferred tax expense	—	—
State deferred tax expense	—	—
Total deferred tax expense	—	—
Total tax expense	$1,472	$7,400

Schedule of Income Tax Expense Benefit Differs from the Amounts

Income tax (benefit) expense differs from the amounts computed by applying the applicable U.S. federal income tax rate of 21% as a result of the following:

	December 31, 2025
	Amount	Percent
Income tax expense at the federal statutory rate	$(14,613,872)	21.00%
State taxes(1)	504	0.00%
Federal credits	(89,051)	0.13%
Changes in valuation allowance	9,995,523	-14.36%
Non-deductible/Non-taxable items
Excess stock compensation deduction	988,450	-1.42%
Nondeductible losses on SAFE notes	1,511,405	-2.17%
Nondeductible stock issuance costs	2,009,513	2.89%
Nondeductible repurchase premium on convertible notes	194,892	-0.28%
Other permanent items	4,111	-0.01%
Other	(3)	0.00%
Total income tax expense	$1,472	0.00%

(1)      Certain categories within the effective tax rate reconciliation disclosure required by ASU 2023-09 have not been separately disaggregated, as it was determined that such disaggregation would not be material, consistent with the materiality guidance in ASC 105-10-05-6.

December 31, 2024
Amount
Income tax expense at the federal statutory rate	$(13,667,089)
Non-Deductible/Non-taxable Items	18,559,723
State Taxes	1,077,521
Rate Change	(25,879)
Federal Credits	(89,051)
Valuation Allowance	(5,847,827)
Other	2
Total income tax expense	$7,400

Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences and tax attributes that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

Deferred taxes	December 31, 2025	December 31, 2024
Customer rewards liability	$1,675,054	$2,193,675
Goodwill and intangible assets	2,888	13,376
Capitalized research and development costs	570,930	815,967
Net operating losses	10,170,376	5,676,941
Credits	444,723	355,672
Start up costs	2,232,158	—
Convertible debt	4,037,227	—
Restricted stock	746,055	—
Other	3,216	3,379
Total deferred tax assets	19,882,627	9,059,010
Valuation allowance	(14,403,016)	(275,686)
Net deferred tax assets	5,479,611	8,783,324

Digital assets	(5,479,611)	(8,783,324)
Total deferred tax liabilities	(5,479,611)	(8,783,324)
Net deferred tax asset (liability)	$—	$—

Schedule of Income Taxes Paid Net of Refunds

For the year ended December 31, 2025, total income taxes paid (net of refunds) consisted of the following:

	December 31, 2025	December 31, 2024
Federal	$—	$—
Aggregated state and local jurisdictions(2)	6,139	3,110
Net Cash Paid (refunds received) for income taxes	$6,139	$3,110

(2)       Certain categories within the income taxes paid disclosure required by ASU 2023-09 have not been separately disaggregated, as it was determined that such disaggregation would not be material, consistent with the materiality guidance in ASC 105-10-05-6.